QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIAL DATA
QUARTERLY FINANCIAL DATA

	Q1	Q2	Q3	Q4	Total
(unaudited; millions of Canadian dollars, except per share amounts)
2018
Operating revenues	12,726	10,745	11,345	11,562	46,378
Operating income	878	1,571	854	1,513	4,816
Earnings	510	1,327	213	1,283	3,333
Earnings attributable to controlling interests	534	1,160	4	1,184	2,882
Earnings/(loss) attributable to common shareholders	445	1,071	(90)	1,089	2,515
Earnings/(loss) per common share
Basic	0.26	0.63	(0.05)	0.60	1.46
Diluted	0.26	0.63	(0.05)	0.60	1.46
2017[1]
Operating revenues	11,146	11,116	9,227	12,889	44,378
Operating income/(loss)	1,358	1,684	1,490	(2,961)	1,571
Earnings/(loss)	945	1,241	1,015	65	3,266
Earnings/(loss) attributable to controlling interests	721	1,000	847	291	2,859
Earnings/(loss) attributable to common shareholders	638	919	765	207	2,529
Earnings/(loss) per common share
Basic	0.54	0.56	0.47	0.13	1.66
Diluted	0.54	0.56	0.47	0.12	1.65

1	The 2017 quarterly financial data reflects the effect of the Merger Transaction closed on February 27, 2017 (Note 8).